Note 8 - Income Taxes - Cash Paid for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Federal	$ 25,197
Income taxes paid, net of amounts refunded	30,262	$ 12,657	$ 15,105
Illinois Tax Authority [Member]
State and local	1,600
Other State Tax Authorities [Member]
State and local	$ 3,465